Nature of operations	12 Months Ended
Dec. 31, 2022
Nature of operations [Abstract]
Nature of operations
1.

Nature of operations
PyroGenesis Canada Inc.

(“PyroGenesis”) and

its subsidiaries

(collectively,

the “Company”),

incorporated under

the laws
of the Canada

Business Corporations

Act, was formed

on July 11,

2011.

The Company

owns patents

of advanced waste
treatment systems technology and designs,

develops, manufactures, and commercialises advanced plasma processes and sustainable solutions to reduce greenhouse gases. The Company is domiciled at 1744 William Street, Suite 200, Montreal,
Quebec. The Company

is publicly traded

on the TSX

Exchange under

the Symbol “PYR”,

on NASDAQ

in the USA

under
the symbol “PYR” and on the Frankfurt Stock Exchange (FSX)

under the symbol “8PY”.